Platform Development (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Platform Development
Summary of Platform Development Costs

Platform Development – Platform development costs are summarized as follows:

	As of
	June 30, 2021	December 31, 2020
Platform development	$18,857,612	$16,027,428
Less accumulated amortization	(10,801,037)	(8,671,820)
Net platform development	$8,056,575	$7,355,608

Platform development costs are summarized as follows:

	As of December 31,
	2020	2019
Platform development	$16,027,428	$10,678,692
Less accumulated amortization	(8,671,820)	(4,785,973)
Net platform development	$7,355,608	$5,892,719

Summary of Platform Development Cost Activity

A summary of platform development activity for the six months ended June 30, 2021 and year ended December 31, 2020 is as follows:

	As of
	June 30, 2021	December 31, 2020
Platform development beginning of period	$16,027,428	$10,678,692
Payroll-based costs capitalized during the period	1,971,432	3,750,541
Total capitalized costs	17,998,860	14,429,233
Stock-based compensation	858,752	1,608,995
Dispositions	-	(10,800)
Platform development end of period	$18,857,612	$16,027,428

A summary of platform development activity for the years ended December 31, 2020 and 2019 is as follows:

	As of December 31,
	2020	2019
Platform development beginning of year	$10,678,692	$6,833,900
Payroll-based costs capitalized during the year	3,750,541	2,537,402
Total capitalized costs	14,429,233	9,371,302
Stock-based compensation	1,608,995	1,307,390
Dispositions during the year	(10,800)	-
Platform development end of year	$16,027,428	$10,678,692